Document and Entity Information	9 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	Questcorp Global Inc.
Entity Central Index Key	0001671930
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company